Note Receivable (Details) - USD ($)		12 Months Ended
	Jan. 01, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Jan. 05, 2024
Note Receivable [Line Items]
Reversal of expected credit losses		$ 55,123
Allowance balance		208,869
Provision for expected credit loss on note receivable	$ 263,992		$ 263,992
Unsecured Promissory Note [Member]
Note Receivable [Line Items]
Principal amount					$ 2,500,000
Bears interest rate					3.00%